Pay vs Performance Disclosure	12 Months Ended
	Oct. 31, 2023 USD ($) Rank	Oct. 31, 2022 USD ($) Rank	Oct. 31, 2021 USD ($) Rank
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

8 . PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” as determined under SEC requirements to our CEO and to our other NEOs and certain financial performance of the Company.

Compensation actually paid does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For example, $26.9 million of the $38.8 million reported as compensation actually paid for the CEO in fiscal 2021 is related to the change in fair value of awards granted in prior years and a significant portion of the change is related to the significant increase in stock price from October 31, 2020 to October 31, 2021. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with Company’s performance, see the Compensation Discussion and Analysis.

					Value of Initial Fixed $100
					Investment Based On:

Fiscal Year (1)	SCT Total Compensation for CEO	Compensation Actually Paid (2) to CEO	Average SCT Total Compensation for Other NEOs	Average Compensation Actually Paid (2) to Other NEOs	Cumulative TSR	Cumulative Peer Group TSR (3)	Net Income	Relative EBIT Return on Investment Rank vs. Peer Group (4)

2023	$9,482,398	$25,775,449	$3,698,952	$7,602,823	$218.77	$140.40	$205,900,000	Rank 1 of 10
2022	$16,509,497	$6,487,161	$4,951,393	$1,554,549	$126.98	$96.49	$225,500,000	Rank 1 of 10
2021	$12,478,182	$38,816,881	$3,891,574	$11,054,990	$265.30	$136.57	$607,800,000 (5)	Rank 4 of 10

(1)

For each covered fiscal year, Mr. Hovnanian served as our CEO, and Messrs. Sorsby and O’Connor served as our other NEOs.

(2)

Amounts reported in this column are based on total compensation reported for our CEO and for other NEOs, respectively, in the Summary Compensation Table (the “SCT”) for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

		SCT Total Compen- sation	Grant Date fair value of covered fiscal year grants as disclosed in the SCT	Year-End fair value of awards granted in covered fiscal year and unvested at covered fiscal year- end	Vest Date fair value of awards granted and vested in covered fiscal year	Change in fair value of awards granted in prior years and unvested at covered fiscal year-end	Change in fair value of awards granted in prior years and vested in covered fiscal year	Prior Year-End fair value of any awards forfeited during covered fiscal year	Compensation Actually Paid

2023	CEO	$9,482,398	-$3,826,502	$4,116,829	$0	$8,315,871	$7,686,853	$0	$25,775,449
	Other
	NEO	$3,698,952	-$1,228,745	$984,837	$0	$2,310,915	$1,885,762	-$48,898	$7,602,823
	Average
2022	CEO	$16,509,497	-$3,068,492	$1,725,318	$0	-$6,433,885	-$2,245,277	$0	$6,487,161
	Other
	NEO	$4,951,393	-$1,006,184	$539,213	$0	-$1,962,790	-$967,083	$0	$1,554,549
	Average
2021	CEO	$12,478,182	-$3,330,082	$2,816,242	$0	$17,177,723	$9,674,816	$0	$38,816,881
	Other
	NEO	$3,891,574	-$986,612	$832,163	$0	$4,934,364	$2,383,501	$0	$11,054,990
	Average

(3)

Peer Group Total Shareholder Return is calculated based on the Company’s Proxy Statement Peer Group that was disclosed in the Compensation, Discussion and Analysis section of the Company’s Proxy Statement for each respective year shown in the table, weighted based on the Peer Group’s market capitalization as of October 31, 2020. Total shareholder return amounts assume an initial investment of $100 on October 31, 2020.

(4)

In accordance with SEC rules, the Company is required to include in the Pay Versus Performance Table the “most important” financial performance measure (as determined by the Company) used to link compensation actually paid to our executive officers to Company performance for the most recently completed fiscal year. The Company determined that Relative EBIT Return on Investment, which is a metric included in our long-term incentive program, meets this requirement, and therefore, we have included this performance measure in the Pay Versus Performance Table. See page 124 for information regarding adjustments made to EBIT Return on Investment.

(5)

Fiscal 2021 net income included a $468,600,000 benefit reduction in our deferred tax asset valuation allowance.

Company Selected Measure Name	Relative EBIT Return on Investment
Named Executive Officers, Footnote [Text Block]	(1) For each covered fiscal year, Mr. Hovnanian served as our CEO, and Messrs. Sorsby and O’Connor served as our other NEOs.
Peer Group Issuers, Footnote [Text Block]

(3)

Peer Group Total Shareholder Return is calculated based on the Company’s Proxy Statement Peer Group that was disclosed in the Compensation, Discussion and Analysis section of the Company’s Proxy Statement for each respective year shown in the table, weighted based on the Peer Group’s market capitalization as of October 31, 2020. Total shareholder return amounts assume an initial investment of $100 on October 31, 2020.

PEO Total Compensation Amount	$ 9,482,398	$ 16,509,497	$ 12,478,182
PEO Actually Paid Compensation Amount	$ 25,775,449	6,487,161	38,816,881
Adjustment To PEO Compensation, Footnote [Text Block]

(2)

Amounts reported in this column are based on total compensation reported for our CEO and for other NEOs, respectively, in the Summary Compensation Table (the “SCT”) for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

		SCT Total Compen- sation	Grant Date fair value of covered fiscal year grants as disclosed in the SCT	Year-End fair value of awards granted in covered fiscal year and unvested at covered fiscal year- end	Vest Date fair value of awards granted and vested in covered fiscal year	Change in fair value of awards granted in prior years and unvested at covered fiscal year-end	Change in fair value of awards granted in prior years and vested in covered fiscal year	Prior Year-End fair value of any awards forfeited during covered fiscal year	Compensation Actually Paid

2023	CEO	$9,482,398	-$3,826,502	$4,116,829	$0	$8,315,871	$7,686,853	$0	$25,775,449
	Other
	NEO	$3,698,952	-$1,228,745	$984,837	$0	$2,310,915	$1,885,762	-$48,898	$7,602,823
	Average
2022	CEO	$16,509,497	-$3,068,492	$1,725,318	$0	-$6,433,885	-$2,245,277	$0	$6,487,161
	Other
	NEO	$4,951,393	-$1,006,184	$539,213	$0	-$1,962,790	-$967,083	$0	$1,554,549
	Average
2021	CEO	$12,478,182	-$3,330,082	$2,816,242	$0	$17,177,723	$9,674,816	$0	$38,816,881
	Other
	NEO	$3,891,574	-$986,612	$832,163	$0	$4,934,364	$2,383,501	$0	$11,054,990
	Average

Non-PEO NEO Average Total Compensation Amount	$ 3,698,952	4,951,393	3,891,574
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,602,823	1,554,549	11,054,990
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(2)

Amounts reported in this column are based on total compensation reported for our CEO and for other NEOs, respectively, in the Summary Compensation Table (the “SCT”) for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

		SCT Total Compen- sation	Grant Date fair value of covered fiscal year grants as disclosed in the SCT	Year-End fair value of awards granted in covered fiscal year and unvested at covered fiscal year- end	Vest Date fair value of awards granted and vested in covered fiscal year	Change in fair value of awards granted in prior years and unvested at covered fiscal year-end	Change in fair value of awards granted in prior years and vested in covered fiscal year	Prior Year-End fair value of any awards forfeited during covered fiscal year	Compensation Actually Paid

2023	CEO	$9,482,398	-$3,826,502	$4,116,829	$0	$8,315,871	$7,686,853	$0	$25,775,449
	Other
	NEO	$3,698,952	-$1,228,745	$984,837	$0	$2,310,915	$1,885,762	-$48,898	$7,602,823
	Average
2022	CEO	$16,509,497	-$3,068,492	$1,725,318	$0	-$6,433,885	-$2,245,277	$0	$6,487,161
	Other
	NEO	$4,951,393	-$1,006,184	$539,213	$0	-$1,962,790	-$967,083	$0	$1,554,549
	Average
2021	CEO	$12,478,182	-$3,330,082	$2,816,242	$0	$17,177,723	$9,674,816	$0	$38,816,881
	Other
	NEO	$3,891,574	-$986,612	$832,163	$0	$4,934,364	$2,383,501	$0	$11,054,990
	Average

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The graphs below provide descriptions of the relationship between compensation actually paid (CAP) to our CEO and the average of the CAP to our other NEOs and our total shareholder return (TSR), net income and relative EBIT return on investment for the period indicated. In addition, the first graph below describes the relationship between Hovnanian’s TSR and our Peer Group’s TSR for the period indicated. Compensation actually paid does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For example, $26.9 million of the $38.8 million reported as compensation actually paid for the CEO in fiscal 2021 is related to the change in fair value of awards granted in prior years and a significant portion of the change is related to the significant increase in stock price from October 31, 2020 to October 31, 2021.

Compensation Actually Paid vs. Net Income [Text Block]

The graphs below provide descriptions of the relationship between compensation actually paid (CAP) to our CEO and the average of the CAP to our other NEOs and our total shareholder return (TSR), net income and relative EBIT return on investment for the period indicated. In addition, the first graph below describes the relationship between Hovnanian’s TSR and our Peer Group’s TSR for the period indicated. Compensation actually paid does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For example, $26.9 million of the $38.8 million reported as compensation actually paid for the CEO in fiscal 2021 is related to the change in fair value of awards granted in prior years and a significant portion of the change is related to the significant increase in stock price from October 31, 2020 to October 31, 2021.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The graphs below provide descriptions of the relationship between compensation actually paid (CAP) to our CEO and the average of the CAP to our other NEOs and our total shareholder return (TSR), net income and relative EBIT return on investment for the period indicated. In addition, the first graph below describes the relationship between Hovnanian’s TSR and our Peer Group’s TSR for the period indicated. Compensation actually paid does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For example, $26.9 million of the $38.8 million reported as compensation actually paid for the CEO in fiscal 2021 is related to the change in fair value of awards granted in prior years and a significant portion of the change is related to the significant increase in stock price from October 31, 2020 to October 31, 2021.

Total Shareholder Return Vs Peer Group [Text Block]

The graphs below provide descriptions of the relationship between compensation actually paid (CAP) to our CEO and the average of the CAP to our other NEOs and our total shareholder return (TSR), net income and relative EBIT return on investment for the period indicated. In addition, the first graph below describes the relationship between Hovnanian’s TSR and our Peer Group’s TSR for the period indicated. Compensation actually paid does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For example, $26.9 million of the $38.8 million reported as compensation actually paid for the CEO in fiscal 2021 is related to the change in fair value of awards granted in prior years and a significant portion of the change is related to the significant increase in stock price from October 31, 2020 to October 31, 2021.

Tabular List [Table Text Block]

COMPANY’S MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES

The following are the most important financial performance measures (shown in alphabetical order), as determined by the Company, that link compensation actually paid to our CEO and other NEOs to the Company’s performance for the most recently completed fiscal year.

Absolute EBIT

Absolute EBIT Return on Investment

Liquidity

Total Shareholder Return Amount	$ 218.77	126.98	265.3
Peer Group Total Shareholder Return Amount	140.4	96.49	136.57
Net Income (Loss)	$ 205,900,000	$ 225,500,000	$ 607,800,000
Company Selected Measure Amount | Rank	1	1	4
PEO Name	Mr. Hovnanian	Mr. Hovnanian	Mr. Hovnanian
Benefit reduction in deferred tax asset valuation allowance			$ (468,600,000)
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Absolute EBIT
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Absolute EBIT Return on Investment
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Liquidity
PEO [Member] | Grant Date Fair Value of Covered Fiscal Year Grants as Disclosed in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,826,502)	$ (3,068,492)	(3,330,082)
PEO [Member] | Year-End Fair Value of Awards Granted in Covered Fiscal Year and Unvested at Covered Fiscal Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,116,829	1,725,318	2,816,242
PEO [Member] | Vest Date Fair Value of Awards Granted and Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value of Awards Granted in Prior Years, Vested and Unvested in Covered Fiscal Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			26,900,000
PEO [Member] | Change in Fair Value of Awards Granted in Prior Years and Unvested at Covered Fiscal Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,315,871	(6,433,885)	17,177,723
PEO [Member] | Change in Fair Value of Awards Granted in Prior Years and Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,686,853	(2,245,277)	9,674,816
PEO [Member] | Prior Year-End Fair Value of any Awards Forfeited During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Grant Date Fair Value of Covered Fiscal Year Grants as Disclosed in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,228,745)	(1,006,184)	(986,612)
Non-PEO NEO [Member] | Year-End Fair Value of Awards Granted in Covered Fiscal Year and Unvested at Covered Fiscal Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	984,837	539,213	832,163
Non-PEO NEO [Member] | Vest Date Fair Value of Awards Granted and Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted in Prior Years and Unvested at Covered Fiscal Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,310,915	(1,962,790)	4,934,364
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted in Prior Years and Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,885,762	(967,083)	2,383,501
Non-PEO NEO [Member] | Prior Year-End Fair Value of any Awards Forfeited During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (48,898)	$ 0	$ 0